Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Subsequent Events
Subsequent Events	Note 13.—Subsequent Events Subsequent events have been evaluated through the date of this filing.	Note 16. — Subsequent Events Subsequent events have been evaluated through the date of this filing.